OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
Schedule of other assets

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Tenant inducements	$2,171	$1,976
Deferred leasing costs	1,041	1,195
Deferred financing costs	222	—
Long-term receivables	98	427

	$3,532	$3,598